920 MASSACHUSETTS AVENUE, NW SUITE 900 WASHINGTON, DC 20001 PHONE: 202.508.3400 FAX: 202.508.3402
www.bakerdonelson.com

Terrence O. Davis, Shareholder
Direct Dial: 202.654.4514
Direct Fax: 202.508.3402
E-Mail Address: todavis@bakerdonelson.com

February 3, 2014

VIA EDGAR

==========

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	Hillman Capital Management Investment Trust (“Trust”) (File Nos. 333-44568 and 811-10085) on behalf of The Hillman Focused Advantage Fund

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above referenced series do not differ from those contained in Post-Effective Amendment No. 25 to the Trust's Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 28, 2014.

If you have any questions concerning the foregoing, please contact the undersigned at 202.654.4614.

Yours truly,

/s/ Terrence O. Davis
Terrence O. Davis

cc:	Kimberly Browning
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549